GOF SA9 05/21

SUPPLEMENT DATED MAY 14, 2021

TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin ETF Trust

Franklin Equity Portfolio Fund

Franklin Fixed Income Portfolio Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Global Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin LifeSmart™ 2060 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

Franklin Payout 2023 Fund

Franklin International Core Equity (IU) Fund

Franklin U.S. Core Equity (IU) Fund

Franklin Emerging Market Core Equity (IU) Fund

Franklin Global Trust

Franklin Emerging Markets Debt Opportunities Fund

Franklin International Growth Fund

Franklin International Small Cap Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Managed Income Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Templeton SMACS: Series E

Franklin Templeton SMACS: Series I

Franklin Templeton SMACS: Series CH

Franklin Templeton SMACS: Series H

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin Municipal Green Bond Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin MicroCap Value Fund

Franklin Mutual U.S. Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton International Climate Change Fund

Templeton Global Investment Trust

Templeton Emerging Markets Small Cap Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Foreign Smaller Companies Series

International Equity Series

The statement of additional information (SAI) is amended as follows:

I.  The Policies and Procedures Regarding the Release of Portfolio Holdings section in the SAI is replaced with the following:

Policies and Procedures Regarding the Release of Portfolio Holdings

The Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Fund’s Chief Compliance Officer, does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of the Fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Fund's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Fund's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, subject to the limited exceptions noted below, a complete list of the Fund's portfolio holdings is generally released no sooner than 20 calendar days after the end of each calendar month. Other portfolio holdings information, such as top 10 holdings, commentaries and other materials that may reference specific holdings information of the Fund as of the most recent month end may be released monthly, no sooner than five days after the end of each month. Released portfolio holdings information can be viewed at franklintempleton.com or ftinstitutional.com.

To the extent that this policy would permit the release of portfolio holdings information regarding a particular portfolio holding for the Fund that is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity or other market considerations, the portfolio manager for the Fund may request that the release of such information be withheld.

Exceptions to the portfolio holdings release policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders shall be made by the Fund's Chief Compliance Officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers; service providers to the Fund; municipal securities brokers using the Investor Tools product which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets; certain entities, in response to any regulatory requirements, approved by the investment manager’s Chief Compliance Officer in limited circumstances; and transition managers hired by Fund shareholders. In addition, should the Fund process a shareholder’s redemption request in-kind, the Fund may, under certain circumstances, provide portfolio holdings information to such shareholder to the extent necessary to allow the shareholder to prepare for receipt of such portfolio securities.

The specific entities to whom the Fund may provide portfolio holdings in advance of their release to the general public are:

  Bloomberg, Capital Access, CDA (Thomson Reuters), FactSet, Fidelity Advisors, Standard & Poor's, Vestek, and Fidelity Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end.
  Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Fund, including: Custodian Bank: The Bank of New York Mellon or JPMorgan Chase Bank, N.A.; Sub-Administrator: JPMorgan Chase; Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP or Ernest & Young, LLP; Outside Fund Legal Counsel: Stradley Ronon Stevens & Young, LLP; Independent Directors'/Trustees' Counsel: Vedder Price P.C. or Duane Morris, LLP; Proxy Voting Services: Glass, Lewis & Co., LLC and Institutional Shareholder Services, Inc.; Brokerage Analytical Services: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; Financial Printers: Donnelley Financial Solutions, Inc. or GCOM Solutions, Inc.

Eligible third parties that do not otherwise have a duty of confidentiality or have not acknowledged such a duty are required to (a) execute a non-disclosure agreement that includes the following provisions or (b) otherwise acknowledge and represent adherence to substantially similar provisions. Non-disclosure agreements include the following provisions:

  The recipient agrees to keep confidential until such information either is released to the public or the release is otherwise approved by the Head of Global Compliance.
  The recipient agrees not to trade on the non-public information received.
  The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

A fund other than a U.S. registered Franklin Templeton fund, such as an offshore fund or an unregistered private fund, with holdings that are not substantially similar to the holdings of a U.S. registered Franklin Templeton fund, is not subject to the restrictions imposed by the policy.

Several investment managers within Franklin Templeton (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. Certain of these offshore funds may from time to time invest in securities substantially similar to those of the Fund. The release of portfolio holdings information for such offshore funds is excluded from the Fund's portfolio holdings release policy if such information is given to banks, broker-dealers, insurance companies, registered investment advisers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Such information may only be disclosed for portfolio analytics, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager: (1) agrees that it is subject to a duty of confidentiality; (2) agrees that it will not (a) purchase or sell any portfolio securities based on any information received; (b) trade against any U.S. registered Franklin Templeton fund, including the Fund; (c) knowingly engage in any trading practices that are adverse to any such fund or its shareholders; and (d) trade in shares of any such fund; and (3) agrees to limit the dissemination of such information so received within its organization other than to the extent necessary to fulfill its obligations with respect to portfolio analytics for its discretionary clients.

Certain F-T Managers serve as investment advisers to privately placed funds that are exempt from registration, including Canadian institutional pooled funds (“Canadian funds”). In certain circumstances, such unregistered private funds and Canadian funds may have portfolio holdings that are not, in the aggregate, substantially similar to the holdings of a U.S. registered fund, as determined by the Chief Compliance Officer or his/her designee. Under such circumstances the release of portfolio holdings information to a client or potential client or unitholder of the unregistered private fund or Canadian fund may be permissible. In circumstances where an unregistered private fund or Canadian fund invests in portfolio securities that, in the aggregate, are substantially similar to the holdings of a U.S. registered fund, such private funds and Canadian funds are subject to the restrictions imposed by the policy, except that the release of holdings information to a current investor therein is permissible conditioned upon such investor’s execution of a non-disclosure agreement to mitigate the risk that portfolio holdings information may be used to trade inappropriately against a fund. Such non-disclosure agreement must provide that the investor: (1) agrees that it is subject to a duty of confidentiality; (2) agrees to not disseminate such information (except that the investor may be permitted to disseminate such information to an agent as necessary to allow the performance of portfolio analytics with respect to the investor’s investment in such fund), and (3) agrees not to trade on the non-public information received or trade in shares of any U.S. registered Franklin or Templeton fund that is managed in a style substantially similar to that of such fund, in the case of a Canadian fund.

U.S. registered open-end funds and offshore funds with shares listed on a national securities exchange and that are operating as Exchange Traded Funds and U.S. registered open-end funds and offshore funds substantially all of whose assets are invested in registered open-end funds and/or Exchange Traded Funds are excepted from the policy’s restrictions.

Certain F-T Managers provide model portfolios composed of portfolio holdings information to the sponsors of programs offering separately managed accounts, unified model accounts or similar accounts (“Program Sponsors”).  If such model portfolios are substantially similar to those of a U.S. registered fund, such model portfolios may be provided to Program Sponsors so long as the recipient Program Sponsors has executed a non-disclosure agreement or other agreement containing or incorporating confidentiality provisions that restrict the use and dissemination of confidential portfolio holdings information received by the Program Sponsor as described in the following sentence, or other provisions that impose similar restrictions on such use and dissemination. Such agreement provides that the Program Sponsor agrees that: (1) it is subject to a duty of confidentiality; (2) it will use confidential model portfolio information only to the extent necessary to perform its obligations under the agreement; and (3) it will not disclose confidential model portfolio information except to personnel or parties who have a need to know such confidential information in connection with, or in order to fulfill the purposes contemplated by, the agreement.  In addition, for such model portfolios, other limitations on the release of such information are in place that are designed to ensure that the release would not likely negatively affect the Fund’s execution of corresponding trades, such as an evaluation of the liquidity of the strategy of the applicable model portfolio.

Some F-T Managers serve as sub-advisers to other mutual funds not within the Franklin Templeton fund complex ("other funds"), which may be managed in a style substantially similar to that of a U.S. registered Franklin or Templeton fund. Such other funds are not subject to the Fund's portfolio holdings release policy. The sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

The Fund's portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Fund's board, and any other material amendments shall also be reviewed and approved by the board. The investment manager’s compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment manager’s compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

II.   For Franklin California Tax-Free Income Fund, Franklin California Tax-Free Trust, Franklin Custodian Funds, Franklin Federal Tax-Free Income Fund, Franklin Floating Rate Master Trust, Franklin Fund Allocator Series, Franklin Global Trust, Franklin Gold and Precious Metals Fund, Franklin High Income Trust, Franklin Investors Securities Trust, Franklin Managed Trust, Franklin Municipal Securities Trust, Franklin New York Tax-Free Income Fund, Franklin New York Tax-Free Trust, Franklin Real Estate Securities Trust, Franklin Strategic Mortgage Portfolio, Franklin Strategic Series, Franklin Tax-Free Trust, Franklin Templeton Variable Insurance Products Trust, Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, The Money Market Portfolios, the following is added to the “Officers and Trustees-Independent Board Members” section of the SAI:

Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since May 2021	107

Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (January 2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Erst & Young (1981-2005).

Please keep this supplement with your SAI for future reference.